                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3-31-11

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Manager
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN      5-16-2011
[Signature]                [City, State]      [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 4
 Form 13F Information Table Value Total: $733,457
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-                            /s/ Patrick J. Halloran
     ----      ---------------------          -----------------------
     [Repeat as necessary.]

COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4  COLUMN 5   COLUMN 6   COLUMN 7 COLUMN 8
--------         -------- --------- --------- ---------- ---------- -------- ----------
                                              SHARES
                 TITLE OF                     OR PRIN    INVESTMENT OTHER    VOTING
NAME OF ISSUER   CLASS    CUSIP     VALUE     AMT        DISCRETION MANAGERS AUTHORITY
                                     (x$1000)
                                                                                SOLE    SHARED NONE
DELTA AIR LINES    COM
 INC DEL           NEW    247361702 $ 301,286 30,743,517    SOLE             30,743,517   0     0
GLOBAL
 GEOPHYSICAL
 SVCS INC          COM    37946S107 $  12,457    861,450    SOLE                861,450   0     0
OWENS CORNING
 NEW               COM    690742101 $ 376,705 10,466,937    SOLE             10,466,937   0     0
PAETEC HOLDING
 CORP              COM    695459107 $  43,009 12,876,887    SOLE             12,876,887   0     0
                                    ---------
                                    $ 733,457
                                    =========